Fair Value of Financial Instruments - Fair Value Financial Instruments (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and equivalents	$ 1,141,413	$ 2,183,441	$ 2,929,684	$ 502,490	$ 3,382,994
Interest receivable	197,021	184,869		176,365
Fair Value
Cash and equivalents	1,141,413	2,183,441		502,490
Accounts receivable	273,895	251,535		260,785
Interest receivable	197,021	184,869		176,365
Mortgage loans receivable	25,815,605	23,905,564		25,353,731
Bond portfolio	16,100,937	15,389,807		14,687,775
Secured investor certificates	347,878,901	34,099,540		34,811,519
Carrying Amount
Cash and equivalents	1,141,413	2,183,441		502,490
Accounts receivable	273,895	251,535		260,785
Interest receivable	197,021	184,869		176,365
Mortgage loans receivable	23,231,337	23,607,655		24,158,787
Bond portfolio	16,658,937	15,847,807		14,687,775
Secured investor certificates	$ 26,502,480	$ 29,386,000		$ 27,323,000